Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

February 20, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos: 033-48940
811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 11, 2013, to the Prospectuses dated May 1, 2012, for Investor Class, Institutional Class, Class A, Class B, Class C, Class M and Class Z shares of the Forward Extended MarketPlus Fund (the “Fund”). The purpose of the filing is to submit the 497(c) filing dated February 11, 2013 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Erin Nelson, Vice President and Assistant General Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s/ Robert S. Naka

Robert S. Naka

Secretary and Vice President, Funds